One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 23, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Fund (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

Attached hereto is a post-effective amendment No. 79 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 80 under the Investment Company Act of 1940 (“1940 Act”) on Form N-1A pursuant to the provisions of Rule 485(a). The post-effective amendment is being filed change the portfolio name, investment strategy, and portfolio manager for the International Portfolio and International Small-Mid Company Portfolio.

Please note that the financial figures for this 485(a) filing contain references to information from fiscal year 2015. The Registrant intends to provide updated figures for fiscal year 2016 as of the proposed 485(b) filing on May 1, 2017.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that of apart from the changes noted above limited to the International Portfolio and International Small-Mid Company Portfolio, the information relating to the remaining 18 of 20 portfolios remain unchanged (except for typographical errors, and change in management since our last post-effective amendment filing) from the information in the currently effective registration statement previously reviewed by the commission. For your reference, the registrant will forward you an electronic copy of the prospectus and SAI, redlined to show the changes from post-effective amendment No. 79, which were filed on December 19, 2016.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes to the Target VIP Portfolio, and that, to the extent the staff has reviewed the existing disclosures relating to the other 18 of 20 portfolios, it will already be familiar with the information contained.

Registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. Registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6779 if you have any questions or comments.

Sincerely,

/s/ Yeon J. Bae

Yeon J. Bae

Senior Assistant Counsel